Leases - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lessor, Lease, Description [Line Items]
Total lease costs	$ 1,430	$ 2,254
Operating cash outflows from operating leases (in thousands)	1,619	1,034
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$ 0	$ (39,081)
Weighted-average remaining lease term - operating leases (in years)	5 years 6 months	5 years 9 months 18 days
Weighted-average discount rate — operating leases (percent)	7.15%	6.70%
Research and development
Lessor, Lease, Description [Line Items]
Operating lease costs	$ 987	$ 1,572
Variable costs	119	317
Short term lease costs	27	41
General and administrative
Lessor, Lease, Description [Line Items]
Operating lease costs	272	60
Variable costs	15	250
Short term lease costs	$ 10	$ 14